Income taxes (Narrative) (Details) - USD ($)		12 Months Ended
	Jan. 02, 2017	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net Operating Losses (“NOL”) carryforward		$ 34,535,000
Corporate tax rate		23.00%	23.00%	23.00%		24.00%		25.00%
Federal statutory income tax rate	7.50%						9.00%
Percent of federal statutory income tax rate, preferred enterprises located other than development area						16.00%
Percentage of federal statutory income tax rate of preferred technological enterprise income							12.00%
Percentage of effective income tax rate reconciliation					35.00%	21.00%
Amount considered to be permanently reinvested		$ 18,819,000
Percentage of net operating loss deduction to taxable income					80.00%
Unrecognized Tax Benefits		1,148,000	$ 910,000
Income tax according to statutory tax rules outside of Israel
Net Operating Losses (“NOL”) carryforward		$ 2,035
Israel
Corporate tax rate		23.00%	23.00%	23.00%
Minimum
Tax benefit period, commencement		12 years
Minimum | US
Open tax year						2017
Minimum | Israel
Open tax year		2018
Minimum | Foreign ownership
Reduced corporate tax rate company will be liable in years three to eight, based on the percentage of foreign ownership		10.00%
Maximum | US
Open tax year		2023
Maximum | Israel
Open tax year		2023
Maximum | Foreign ownership
Reduced corporate tax rate company will be liable in years three to eight, based on the percentage of foreign ownership		25.00%